Consolidated Balance Sheet $ in Millions	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
CURRENT ASSETS
Cash and cash equivalents	$ 30,420,000,000	$ 1,083	$ 34,050,000,000
Financial assets at fair value through profit or loss	10,000,000	0	1,000,000
Hedging financial assets	2,000,000	0	0
Contract assets	5,331,000,000	190	4,441,000,000
Trade notes and accounts receivable, net	22,622,000,000	806	26,408,000,000
Receivables from related parties	230,000,000	8	17,000,000
Inventories	12,409,000,000	442	17,344,000,000
Prepayments	2,306,000,000	82	1,883,000,000
Other current monetary assets	6,124,000,000	218	7,498,000,000
Other current assets	2,349,000,000	84	2,430,000,000
Total current assets	81,803,000,000	2,913	94,072,000,000
NONCURRENT ASSETS
Financial assets at fair value through profit or loss	677,000,000	24	778,000,000
Financial assets at fair value through other comprehensive income	7,193,000,000	256	7,154,000,000
Investments accounted for using equity method	6,695,000,000	238	7,139,000,000
Contract assets	2,495,000,000	89	2,601,000,000
Property, plant and equipment	281,416,000,000	10,022	283,694,000,000
Right-of-use assets	11,009,000,000	392	11,364,000,000
Investment properties	9,621,000,000	343	8,169,000,000
Intangible assets	90,285,000,000	3,214	47,047,000,000
Deferred income tax assets	3,133,000,000	112	3,259,000,000
Incremental costs of obtaining a contract	1,000,000,000	36	943,000,000
Net defined benefit assets	3,373,000,000	120	2,128,000,000
Prepayments	2,214,000,000	79	2,679,000,000
Other noncurrent assets	5,266,000,000	188	6,101,000,000
Total noncurrent assets	424,377,000,000	15,113	383,056,000,000
TOTAL	506,180,000,000	18,026	477,128,000,000
CURRENT LIABILITIES
Short-term loans	67,000,000	2	90,000,000
Short-term bills payable	6,999,000,000	249	0
Financial liabilities at fair value through profit or loss	0	0	0
Contract liabilities	13,437,000,000	479	16,840,000,000
Trade notes and accounts payable	15,591,000,000	555	15,312,000,000
Payables to related parties	646,000,000	24	654,000,000
Current tax liabilities	6,157,000,000	219	5,812,000,000
Lease liabilities	3,382,000,000	120	3,291,000,000
Other payables	23,988,000,000	854	22,953,000,000
Provisions	314,000,000	11	207,000,000
Current portion of long-term loans	1,600,000,000	57	0
Other current liabilities	1,042,000,000	38	984,000,000
Total current liabilities	73,223,000,000	2,608	66,143,000,000
NONCURRENT LIABILITIES
Long-term loans	0	0	1,600,000,000
Bonds payable	19,980,000,000	712	0
Contract liabilities	7,289,000,000	260	6,841,000,000
Deferred income tax liabilities	1,967,000,000	70	1,912,000,000
Provisions	101,000,000	4	97,000,000
Lease liabilities	6,215,000,000	221	6,467,000,000
Customers’ deposits	4,827,000,000	172	4,748,000,000
Net defined benefit liabilities	3,415,000,000	122	3,505,000,000
Other noncurrent liabilities	1,890,000,000	66	1,543,000,000
Total noncurrent liabilities	45,684,000,000	1,627	26,713,000,000
Total liabilities	118,907,000,000	4,235	92,856,000,000
EQUITY ATTRIBUTABLE TO STOCKHOLDERS OF THE PARENT
Common stocks	77,574,000,000	2,763	77,574,000,000
Additional paid-in capital	149,790,000,000	5,334	149,762,000,000
Retained earnings
Legal reserve	77,574,000,000	2,763	77,574,000,000
Special reserve	2,676,000,000	95	2,676,000,000
Unappropriated earnings	67,574,000,000	2,406	65,984,000,000
Total retained earnings	147,824,000,000	5,264	146,234,000,000
Others	927,000,000	33	587,000,000
Total equity attributable to stockholders of the parent	376,115,000,000	13,394	374,157,000,000
NONCONTROLLING INTERESTS	11,158,000,000	397	10,115,000,000
Total equity	387,273,000,000	13,791	384,272,000,000
TOTAL	$ 506,180,000,000	$ 18,026	$ 477,128,000,000